Dispositions of subsidiaries (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Due from related parties	$ 312,362	$ 110,958
Discontinued Operation [Member]
Cash	503,537	453,107
Accounts receivable, net	3,742,878	3,062,637
Advances to suppliers	0	16,050,485
Due from related parties	0	7,769
Other receivables	121,439	69,289
Property, plant and equipment	1,253	1,296
Total assets of disposed entities	4,369,107	19,644,583
Bank loans	4,557,707	4,535,533
Accounts payable	4,166,169	1,034,048
Other current liabilities	627,222	433,140
Total liabilities of disposed entities	$ 9,351,098	$ 1,542,323